Business Segments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Financial Information by Business Segment [Table Text Block]

	Integrated Retail Banking Business Group	Integrated Corporate Banking Business Group	Integrated Trust Assets Business Group	Integrated Global Business Group			Krungsri	Integrated Global Markets Business Group	Other	Total
				Other than MUAH	MUAH	Total
	(in billions)
Fiscal year ended March 31, 2013:
Net revenue:	¥1,211.2	¥863.2	¥139.6	¥465.4	¥288.5	¥753.9	¥—	¥759.9	¥(10.9)	¥3,716.9
BTMU and MUTB:	564.5	767.1	56.1	358.4	—	358.4	—	652.7	(8.5)	2,390.3
Net interest income	431.1	382.6	—	181.8	—	181.8	—	259.0	63.5	1,318.0
Net fees	124.8	304.3	56.1	141.6	—	141.6	—	(19.2)	(25.2)	582.4
Other	8.6	80.2	—	35.0	—	35.0	—	412.9	(46.8)	489.9
Other than BTMU and MUTB(1)	646.7	96.1	83.5	107.0	288.5	395.5	—	107.2	(2.4)	1,326.6
Operating expenses	917.3	434.3	88.8	246.8	205.4	452.2	—	142.5	174.2	2,209.3

Operating profit (loss)	¥293.9	¥428.9	¥50.8	¥218.6	¥83.1	¥301.7	¥—	¥617.4	¥(185.1)	¥1,507.6

Fiscal year ended March 31, 2014:
Net revenue:	¥1,296.3	¥924.0	¥159.7	¥567.9	¥375.9	¥943.8	¥—	¥563.2	¥(13.6)	¥3,873.4
BTMU and MUTB:	575.3	800.5	66.0	443.1	—	443.1	—	406.2	(4.4)	2,286.7
Net interest income	403.5	371.1	—	236.0	—	236.0	—	214.1	83.1	1,307.8
Net fees	163.5	331.9	66.0	164.7	—	164.7	—	(23.1)	(56.9)	646.1
Other	8.3	97.5	—	42.4	—	42.4	—	215.2	(30.6)	332.8
Other than BTMU and MUTB(1)	721.0	123.5	93.7	124.8	375.9	500.7	—	157.0	(9.2)	1,586.7
Operating expenses	961.9	438.5	94.8	299.9	266.9	566.8	—	176.5	171.8	2,410.3

Operating profit (loss)	¥334.4	¥485.5	¥64.9	¥268.0	¥109.0	¥377.0	¥—	¥386.7	¥(185.4)	¥1,463.1

Fiscal year ended March 31, 2015:
Net revenue:	¥1,311.3	¥965.2	¥172.2	¥668.6	¥442.4	¥1,111.0	¥240.3	¥609.4	¥(22.5)	¥4,386.9
BTMU and MUTB:	579.4	834.3	70.8	511.3	—	511.3	—	457.0	21.7	2,474.5
Net interest income	375.0	360.7	—	265.6	—	265.6	—	241.0	158.7	1,401.0
Net fees	192.6	369.3	70.8	190.6	—	190.6	—	(34.7)	(90.7)	697.9
Other	11.8	104.3	—	55.1	—	55.1	—	250.7	(46.3)	375.6
Other than BTMU and MUTB(1)	731.9	130.9	101.4	157.3	442.4	599.7	240.3	152.4	(44.2)	1,912.4
Operating expenses	964.2	448.1	102.1	341.0	298.1	639.1	123.7	191.3	243.0	2,711.5

Operating profit (loss)	¥347.1	¥517.1	¥70.1	¥327.6	¥144.3	¥471.9	¥116.6	¥418.1	¥(265.5)	¥1,675.4

Note:

(1)	Includes MUFG and its subsidiaries other than BTMU and MUTB.

Reconciliation of Operating Profit (Loss) from Segments to Consolidated Statements of Income [Table Text Block]

	2013	2014	2015
	(in billions)
Operating profit:	¥1,508	¥1,463	¥1,675
Credit (provision) for credit losses	(145)	106	(87)
Trading account profits (losses)—net	285	(394)	636
Equity investment securities gains (losses)—net	(22)	170	90
Debt investment securities losses—net	(153)	(6)	(45)
Foreign exchange losses—net	(53)	(48)	(117)
Equity in earnings of equity method investees—net	60	111	173
Impairment of goodwill	—	(8)	(3)
Impairment of intangible assets	(3)	—	(1)
Other—net	(61)	26	(58)

Income before income tax expense	¥1,416	¥1,420	¥2,263